AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 26, 2010

                                                              FILE NO. 033-02610
                                                              FILE NO. 811-04550

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 102 ☒

AND

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 105 ☒

THE MAINSTAY FUNDS
(exact name of registrant as specified in charter)

51 MADISON AVENUE, NEW YORK, NEW YORK 10010
(address of principal executive office)

REGISTRANT'S TELEPHONE NUMBER: (212) 576-7000

Marguerite E. H. Morrison, Esq. The MainStay Funds 51 Madison Avenue New York, New York 10010	Copy to:	Sander M. Bieber, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on ______ pursuant to paragraph (b)(1) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☒	on February 26, 2010, pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 102 to the Registration Statement of the The MainStay Funds (the “Trust”) is being filed solely for the purpose of obtaining an EDGAR class identifier for the Class I Shares of the MainStay Convertible Fund, a series of the Trust, which was included in Post-Effective Amendment No. 101 to the Registration Statement of the Trust, filed on December 22, 2009. Parts A and B of the Trust’s Post-Effective Amendment No. 101 are incorporated by reference herein in their entirety. A Part C (Other Information) is included in this filing.

PART C. OTHER INFORMATION

ITEM 28. EXHIBITS

(a)	Declaration of Trust

1.
Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Par Value $.01 Per Share dated October 26, 1992 - Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 16*

2.	Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 11*

3.	Form of Establishment and Designation of Additional Series of shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 23*

4.	Form of Declaration of Trust as Amended and Restated December 31, 1994 - Previously filed as Exhibit a (4) to Post-Effective Amendment No. 53*

5.	Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as Exhibit 1(e) to Post-Effective Amendment No. 28*

6.	Form of Establishment and Designation of an Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share – Previously filed as Exhibit 1(g) to Post-Effective Amendment No. 35*

7.	Establishment and Designation of an Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as Exhibit 1(h) to Post-Effective Amendment No. 38*

8.	Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as Exhibit 1(i) to Post-Effective Amendment No. 47*

9.	Establishment and Designations of Class of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(10) to Post-Effective Amendment No. 51*

10.	Establishment and Designations of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit (11) to Post-Effective Amendment No. 51*

11.	Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(11) to Post-Effective Amendment No. 55*

12.
Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share relating to the Mainstay U.S. Large Cap Equity Fund - Previously filed as Exhibit a(12) to Post-Effective Amendment No. 58*

13.	Establishment and Designation of Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(13) to Post-Effective Amendment No. 65*

14.	Redesignation of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(14) to Post-Effective Amendment No. 65*

15.	Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 per Share - Previously filed as Exhibit a(15) to Post-Effective Amendment No. 65*

16.	Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share—Previously filed as Exhibit (a)(16) to Post-Effective Amendment No. 74*

17.	Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share -- Previously filed as Exhibit (a)(17) to Post-Effective Amendment No. 74*

18.	Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share -- Previously filed as Exhibit (a)(18) to Post-Effective Amendment No. 74*

19.	Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share -- Previously filed as Exhibit (a)(19) to Post-Effective Amendment No. 74*

20.	Establishment and Designation of Additional Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit (a)(20) to Post-Effective Amendment No. 80*

21.
Establishment and Designation of Additional Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit 1(a) to Registrant’s Form N-14 filed with the Commission on August 10, 2007.*

22.	Establishment and Designation of Class of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit (a)(22) to Post-Effective Amendment No. 93*

(b)	By-Laws

1.	Amended and Restated By-Laws dated February 12, 2007 – Previously filed as Exhibit (b)(1) to Post-Effective Amendment No. 91*

(c)	Instruments Defining Rights of Security Holders

See the Declaration of Trust, as amended and supplemented from time to time and the Amended and Restated By-Laws dated December 31, 1994 (See above)

(d)	Investment Advisory Contracts

1.
Amended and Restated Management Agreement between The MainStay Funds and New York Life Investment Management LLC dated August 1, 2008 – Previously filed as Exhibit (d) (1) to Post-Effective Amendment No. 95*

(a)	Amendment dated October 16, 2009 to Amended and Restated Management Agreement – Previously filed as Exhibit (d) (1) (a) to Post-Effective Amendment No. 100*

(b)	Amendment dated November 1, 2009 to Amended and Restated Management Agreement – Previously filed as Exhibit (d) (1) (b) to Post-Effective Amendment No. 100*

(c)	Amendment dated November 12, 2009 to Amended and Restated Management Agreement – Previously filed as Exhibit (d) (1) (c) to Post-Effective Amendment No. 100*

(d)	Amendment dated November 24, 2009 to Amended and Restated Management Agreement – Previously filed as Exhibit (d) (1) (d) to Post-Effective Amendment No. 100*

2.	Subadvisory Agreements

(a)
Amended and Restated Sub-Advisory Agreement between New York Life Investment Management LLC and MacKay Shields LLC dated August 1, 2008 – Previously filed as Exhibit (d)(2)(a) to Post-Effective Amendment No. 97*

(b)	Second Amended and Restated Sub-Advisory Agreement between New York Life Investment Management LLC and Markston International LLC - Previously filed as (d)(2)(b) to Post-Effective Amendment No. 80*

(c)
Amended and Restated Subadvisory Agreement between New York Life Investment Management LLC and Winslow Capital Management, Inc. dated December 26, 2008 – Previously filed as Exhibit (6)(3) to the Registrant’s Registration Statement on Form N-14 with respect to the Large Cap Growth Fund on July 17, 2009*

(d)
Amended and Restated Sub-Advisory Agreement between New York Life Investment Management LLC and Institutional Capital LLC dated August 1, 2008 - Previously filed as Exhibit d (2)(e) to Post-Effective Amendment No. 95*

(e)	Subadvisory Agreement between New York Life Investment Management LLC and Madison Square Investors LLC dated January 1, 2009 - Previously filed as Exhibit (d)(2)(h) to Post-Effective Amendment No. 97*

(f)
Subadvisory Agreement between New York Life Investment Management LLC and Epoch Investment Partners, Inc. dated June 29, 2009 – Previously filed  as Exhibit (6)(g) to the Registrant’s Registration Statement on Form N-14 with respect to MainStay Total Return Fund, filed on July 17, 2009*

(g)
Interim Subadvisory Agreement between New York Life Investment Management LLC and Institutional Capital LLC regarding the Value Fund, dated June 29, 2009 – Previously filed as Exhibit (d)(2)(g) to Post-Effective Amendment No. 98*

(h)
Interim Subadvisory Agreement between New York Life Investment Management LLC and MacKay Shields LLC with respect to Institutional Bond Fund, dated April 15, 2009 – Previously filed as Exhibit (d)(2)(h) to Post-Effective Amendment No. 98*

(i)
Interim Subadvisory Agreement between New York Life Investment Management LLC and Madison Square Investors LLC with respect to Capital Appreciation Fund, dated June 29, 2009 – Previously filed as Exhibit (d)(2)(i) to Post-Effective Amendment No. 98*

(j)	Subadvisory Agreement dated June 29, 2009 with Epoch Investment Partners, Inc. – Previously filed as Exhibit (d) (2) (j) to Post-Effective Amendment No. 100*

(k)	Amendment dated October 16, 2009 to Subadvisory Agreement with Epoch Investment Partners, Inc. – Previously filed as Exhibit (d) (2) (k) to Post-Effective Amendment No. 100*

(l)	Amendment dated October 16, 2009 to Amended and Restated Subadvisory Agreement with MacKay Shields LLC – Previously filed as Exhibit (d) (2) (l) to Post-Effective Amendment No. 100*

(m)	Amendment dated November 1, 2009 to Amended and Restated Subadvisory Agreement with MacKay Shields LLC – Previously filed as Exhibit (d) (2) (m) to Post-Effective Amendment No. 100*

(e)	Underwriting Contracts

1.	Amended and Restated Master Distribution Agreement between the MainStay Funds and NYLIFE Distributors Inc. - Previously filed as Exhibit (e)(1) to Post-Effective Amendment No. 80*

2.	Form of Soliciting Dealer Agreement - Previously filed as Exhibit (e)(2) to Post-Effective Amendment No. 80*

(f)	Bonus or Profit Sharing Contracts – Inapplicable

(g)	Custodian Agreements

1.	Master Custodian Agreement with Investors Bank & Trust Company dated June 30, 2005 - Previously filed as Exhibit (g)(1) to Post-Effective Amendment No. 80*

(a)	Extension Agreement dated January 31, 2008 to the Master Custodian Agreement dated June 30, 2005 - Previously filed as Exhibit (g) (1) (a) to Post-Effective Amendment No. 93*

(b)	Amendment dated December 7, 2007 to Master Custodian Agreement with State Street Bank & Trust Company dated June 30, 2005 – Previously filed as Exhibit (g) (2) to Post-Effective Amendment No. 93*

(c)	Amendment to the Master Custodian Agreement between the Funds and State Street Bank & Trust Company dated September 29, 2008 – Previously filed as Exhibit (g) (3) to Post-Effective Amendment No. 96*

(d)
Amendment dated February 13, 2009 to the Master Custodian Agreement with State Street Bank & Trust Company dated June 30, 2005 – Previously filed as Exhibit (g)(1)(d) to Post-Effective Amendment No. 97*

(e)	Amendment dated April 30, 2008 to the Master Custodian Agreement with State Street Bank & Trust Company – Previously filed as Exhibit (g)(1)(e) to Post-Effective Amendment No. 97*

2.	Master Delegation Agreement with Investors Bank & Trust Company dated June 30, 2005 - Previously filed as Exhibit (g) (2) to Post-Effective Amendment No. 80*

(a)	Amendment dated December 7, 2007 to the Master Delegation Agreement with State Street Bank & Trust Company dated June 30, 2005 – Previously filed as Exhibit (g) (4) to Post-Effective Amendment No. 93*

(b)
Amendment dated September 29, 2008 to the Master Delegation Agreement between the Funds and State Street Bank & Trust Company - Previously filed as Exhibit (g) 5 (a) to Post-Effective Amendment No. 96*

(c)	Amendment dated February 13, 2009 to Master Delegation Agreement with State Street Bank & Trust Company dated June 30, 2005 – Previously filed as Exhibit (g)(2)(c) to Post-Effective Amendment No. 97*

(d)	Amendment dated April 30, 2008 to the Master Delegation Agreement with State Street Bank & Trust Company – Previously filed as Exhibit (g)(2)(d) to Post-Effective Amendment No. 97*

(h)	Other Material Contracts

1.	Transfer Agency

(a)	Amended and Restated Transfer Agency and Service Agreement dated October 1, 2008 - Previously filed as Exhibit h (1)(a) to Post-Effective Amendment No. 96*

(b)	Sub-Transfer Agency Agreement - Previously filed as Exhibit h(1)(d) to Post-Effective Amendment No. 51*

(i)	Amendment dated June 18, 2007 to the Sub-Transfer Agency Agreement - Previously filed as Exhibit h (1)(b)(i) to Post-Effective Amendment No. 88*

(ii)	Amendment to the Sub-Transfer Agency Agreement dated October 1, 2008 - Previously filed as Exhibit h (1) (b) (ii) to Post-Effective Amendment No. 96*

2.	Form of Guaranty Agreement - Equity Index Fund -- Previously filed as Exhibit h(2) to Post-Effective Amendment No. 53*

3.	Amended and Restated Service Agreement with New York Life Benefit Services, Inc. - Previously filed as Exhibit (h)(3) to Post-Effective Amendment No. 80*

4.	Amended and Restated Fund Accounting Agreement with New York Life Investment Management LLC - Previously filed as Exhibit (h)(4) to Post-Effective Amendment No. 80*

5.	Shareholder Services Plan (Class R1 shares) - Previously filed as Exhibit (h)(5) to Post-Effective Amendment No. 80*

6.	Shareholder Services Plan (Class R2 shares) - Previously filed as Exhibit (h)(6) to Post-Effective Amendment No. 80*

7.	Shareholder Services Plan (Class R3 shares) - Previously filed as Exhibit (h)(7) to Post-Effective Amendment No. 80*

8.	Expense Limitation Agreement dated April 1, 2008 - Previously filed as Exhibit h(8) to Post-Effective Amendment No. 95*

9.	Amendment to Fund Accounting Agreement - Previously filed as Exhibit (h)(9) to Post-Effective Amendment No. 80*

10.	Form of Indemnification Agreement - Previously filed as Exhibit (h)(10) to Post-Effective Amendment No. 80*

11.
Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company - Previously filed as Exhibit (h)(11) to Post-Effective Amendment No. 80*

(a)
Extension Agreement dated January 31, 2008 to the Master Fund Sub-Accounting and Sub-Administration Agreement dated June 30, 2005 - Previously filed as Exhibit (h)(11)(a) to Post-Effective Amendment No. 93*

(b)
Amendment dated December 7, 2007 to Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and State Street Bank & Trust Company - Previously filed as Exhibit (h)(12) to Post-Effective Amendment No. 93*

(c)
Amendment dated September 29, 2008 to the Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and State Street Bank & Trust Company– Previously filed as Exhibit (h) 13 to Post-Effective Amendment No. 96*

(d)
Amendment dated February 13, 2009 to the Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and State Street Bank & Trust Company – Previously filed as Exhibit (h)(11)(d) to Post-Effective Amendment No. 97*

12.	Expense Limitation Agreement dated November 28, 2008 - Previously filed as Exhibit (h) 14 to Post-Effective Amendment No. 96*

13.	Notice of Fee Waiver dated August 1, 2008 - Previously filed as Exhibit (h) 15 to Post-Effective Amendment No. 96*

14.
Voluntary Expense Limitation Agreement dated August 1, 2009 with respect to Common Stock, International Equity, Large Cap Growth and MAP Funds – Previously filed as Exhibit (h)(14) to Post-Effective Amendment No. 98*

15.
Expense Limitation Agreement dated August 1, 2009 with respect to Convertible, Diversified Income, Global High Income, Government, MAP and Tax Free Bond Funds – Previously filed as Exhibit (h)(15) to Post-Effective Amendment No. 98*

16.	Expense Limitation Agreement dated August 1, 2009 with respect to certain Funds – Previously filed as Exhibit (h)(16) to Post-Effective Amendment No. 98*

17.	Notice of Fee Waiver dated 11-1-09 – Previously filed as Exhibit (h) (17) to Post-Effective Amendment No. 100*

(i)	Legal Opinion

1.	Opinion and consent of counsel - Previously filed as Exhibit (i)(6) to Post-Effective Amendment No. 84*

(j)	Other Opinions

1.	Consent of Independent Registered Public Accounting Firm - To be filed by amendment.

(k)	Omitted Financial Statements – Inapplicable

(l)	Initial Capital Agreements – Inapplicable

(m)	Rule 12b-1 Plan

1.	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class A shares) - Previously filed as Exhibit (m)(1) to Post-Effective Amendment No. 80*

2.	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class B shares) - Previously filed as Exhibit (m)(2) to Post-Effective Amendment No. 80*

3.	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class C shares) -- Previously filed as Exhibit (m)(3) to Post-Effective Amendment No. 80*

4.	Plan of Distribution pursuant to Rule 12b-1 (Class R2 shares) - Previously filed as Exhibit (m)(4) to Post-Effective Amendment No. 80*

5.	Plan of Distribution pursuant to Rule 12b-1 (Class R3 shares) - Previously filed as Exhibit (m)(5) to Post-Effective Amendment No. 80*

6.	Plan of Distribution pursuant to Rule 12b-1 (Investor Class shares) - Previously filed as Exhibit m(6) to Post-Effective Amendment No. 95*

(n)	Rule 18f-3 Plan - Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 -Previously filed as Exhibit (n) to Post-Effective Amendment No. 93*

1.
Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 dated December 12, 2008 – Previously filed as Exhibit (10)(g) to the Registrant’s Registration Statement on Form N-14 with respect to MainStay MAP Fund, MainStay Total Return Fund, and MainStay Large Cap Growth Fund on July 17, 2009*

(o)	Reserved

(p)	Codes of Ethics

1.	The MainStay Funds - Previously filed as Exhibit (p)(1) to Post-Effective Amendment No. 97*

2.	Markston International LLC - Previously filed as Exhibit (p)(2) to Post-Effective Amendment No. 84*

3.	MacKay Shields LLC Amended and Restated Code of Ethics dated 9/08 - Previously filed as Exhibit p (3) to Post-Effective Amendment No. 95*

4.	New York Life Investment Management Holdings LLC Code of Ethics dated 1/2009 – Previously filed as Exhibit (p)(4) to Post-Effective Amendment No. 97*

5.	Institutional Capital LLC (f/k/a Institutional Capital Corporation) dated 11/1/06 - Previously filed as Exhibit (p)(5) to Post-Effective Amendment No. 93*

6.	Winslow Capital Management, Inc. dated 2/05 - Previously filed as Exhibit (p)(6) to Post-Effective Amendment No. 84*

7.	Epoch Investment Partners, Inc. dated 9/09 - Previously filed as Exhibit (p) (7) to Post-Effective Amendment No. 100*

Other Exhibits:
1.	Powers of Attorney - Previously filed as Exhibits to Registrant’s Form N-14 filed with the Commission on August 10, 2007*

2.	Power of Attorney by John Y. Kim - Previously filed as Exhibit to Post-Effective Amendment No. 95*
----------
* Incorporated herein by reference.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 30. INDEMNIFICATION

The MainStay Group of Funds, which includes Eclipse Funds, Eclipse Funds Inc., ICAP Funds, Inc., MainStay Funds Trust, MainStay VP Series Fund, Inc. and The MainStay Funds, maintains a joint directors and officers/errors and omissions (“D&O/E&O”) liability insurance policy and joint independent directors liability (“IDL”) insurance policy.  The D&O/E&O liability insurance policy covers all of the directors and officers of the MainStay Group of Funds and the IDL insurance policy covers the independent directors only.  Subject to the terms, conditions and retentions of the policies, insured persons are covered for claims made against them while acting in their official capacities with the MainStay Group of Funds.

Article IV of The MainStay Funds’ (“Registrant’s”) Declaration of Trust states as follows:

SECTION 4.3. MANDATORY INDEMNIFICATION.

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)
every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust, or by one or more series thereof if the claim arises from his or her conduct with respect to only such Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)
the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Trustee or officer:

(i)
against any liability to the Trust or a Series thereof or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)
with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

(iii)
in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

	A.	by the court or other body approving the settlement or other disposition; or

B.
based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d)
Expenses of preparation and presentation of a defense to any claim, action, suit, or proceedings of the character described in paragraph (a) of this Section 4.3 shall be advanced by the Trust or a Series thereof to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)
such undertaking is secured by surety bond or some other appropriate security provided by the recipient, or the Trust or a Series thereof shall be insured against losses arising out of any such advances; or

(ii)
a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a “Non-interested Trustee” is one who is not (i) an “Interested Person” of the Trust (including anyone who has been exempted from being an “Interested Person” by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

In addition, each Trustee has entered into a written agreement with the Trust pursuant to which the Trust is contractually obligated to indemnify the Trustees to the fullest extent permitted by law and by the Declaration of Trust and Bylaws of the Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISOR

New York Life Investment Management LLC ("New York Life Investments”) acts as the investment adviser for each series of the following open-end registered management investment companies: The MainStay Funds, Eclipse Funds, Inc., Eclipse Funds, ICAP Funds, Inc., MainStay VP Series Fund, Inc. and MainStay Funds Trust.

Certain information on each executive officer of New York Life Investments is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee. The address of New York Life Investments is 51 Madison Avenue, New York, NY 10010.

NAME	POSITION(S) WITH NEW YORK LIFE INVESTMENT MANAGEMENT LLC	OTHER BUSINESS
Gary E. Wendlandt	Chairman; Chairman of the Board; Chairman of the Compensation Committee; Member of the Audit Committee
Vice Chairman of the Board and Chief Investment Officer of New York Life Insurance Company; Chairman, Chairman of the Board and Chairman of the Compensation Committee of New York Life Investment Management Holdings LLC; Chairman of the Board, Chairman and President and Member of the Executive Committee of NYLIFE LLC; Principal Director and Member of the Audit Committee of Fianzas Monterrey, S.A.; Second Vice Chairman of Maxima S.A. AFJP; Vice Chairman in charge of Investment and Finance of New York Life Insurance and Annuity Corporation; Manager, Executive Vice President and Member of the Audit and Compensation Committees, and Chairman of Investment Committee of New York Life International LLC; Manager of NYL Executive Benefits LLC; Principal Director and Member of the Audit Committee of Seguros Monterrey New York Life, S.A. de C.V.; Manager and Member of the Audit Committee and Compensation Committee of Institutional Capital LLC, Madison Capital Funding LLC, MacKay Shields LLC, Madison Square Investors LLC  and McMorgan &Company LLC; Manager and Member  of the Compensation Committee of NYLCAP Manager LLC; Director of Jacob Ballas Capital India Pvt., Ltd.; and Director of NYLINK Insurance Agency Incorporated; Vice Chairman in charge of Investment &Finance, NYLIFE Insurance Company of Arizona; Second Vice Chairman and Second Vice President of HSBC New York Life Seguros de Vida (Argentina) S.A. and HSBC New York Life Seguros de Retiro (Argentina) S.A.; Member of the Valuation Sub-Committee of Eclipse Funds, Eclipse Funds Inc., ICAP Funds, Inc., MainStay VP Series Fund, Inc. and the MainStay Funds

John Y. Kim	Manager; President and Chief Executive Officer
Executive Vice President and Member of the Executive Management Committee, New York Life Insurance Company; Manager, Chief Executive Officer and President, New York Life Investment Management Holdings, LLC; Chairman of the Board, Member of the Audit Committee and Chairman of the Compensation Committee, Madison Capital Funding LLC and McMorgan & Company LLC; Manager, Member of the Audit Committee and Chairman of the Compensation Committee, MacKay Shields LLC; Chairman of the Board, Member of the Audit Committee and Chairman of the  Compensation Committee, NYLCAP Manager LLC, Madison Square Investors LLC and Institutional Capital LLC; Chairman of the Board and Chief Executive Officer, NYLIFE Distributors LLC; Executive Vice President, NYLIFE Insurance Company of Arizona and New York Life Insurance and Annuity Corporation; Trustee of Eclipse Funds and the MainStay Funds; Director of Eclipse Funds Inc., ICAP Funds, Inc. and MainStay VP Series Fund, Inc.

Frank J. Ollari	Executive Vice President
Executive Vice President of New York Life Investment Management Holdings LLC; Manager and Member of the Audit Committee of NYLCAP Manager LLC; Director of NYLIM Real Estate Inc.; Senior Vice President of NYLIFE Insurance Company of Arizona; Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Company; Manager of Madison Capital Funding LLC

Barry A. Schub	Executive Vice President	Senior Vice President of New York Life Insurance Company; Executive Vice President of New York Life Investment Management Holdings LLC; Manager of NYLIFE Distributors LLC
David G. Bedard	Senior Managing Director; Chief Financial Officer	Senior Managing Director and Chief Financial Officer of New York Life Investment Management Holdings LLC; Senior Managing Director and Chief Financial Officer of NYLIFE Distributors LLC
Stephen P. Fisher	Senior Managing Director; Chief Marketing Officer
Manager, President and Chief Operating Officer of NYLIFE Distributors LLC; Chairman of the Board of NYLIM Service Company; President of The Mainstay Funds, Eclipse Funds, Eclipse Funds Inc., Mainstay VP Series Fund, Inc., ICAP Funds, Inc. and MainStay Funds Trust

Alison H. Micucci	Senior Managing Director
Susan L. Paternoster	Senior Managing Director; Head of Information Technology	None
George S. Shively	Senior Managing Director; General Counsel; Secretary
Senior Managing Director, General Counsel and Secretary of New York Life Investment Management Holdings LLC; Senior Vice President and Associate General Counsel of New York Life Insurance Company; Assistant Secretary of Institutional Capital LLC, Secretary of MacKay Shields LLC and Assistant Secretary of Madison Capital Funding LLC; Assistant Secretary of Madison Square Investors LLC and McMorgan & Company LLC

Jefferson C. Boyce	Senior Managing Director
Director and Member of the Executive, and Management and Investment Committees of New York Life Trust Company; Senior Managing Director - New York Life Relationship Management of NYLIFE Distributors LLC; Senior Vice President of New York Life Insurance Company; Senior Vice President – Investments of New York Life Foundation

Thomas A. Clough	Senior Managing Director
Chairman of the Board and Member of the Examining and Audit Committee and Chairman of the Management and Investment Committee of New York Life Trust Company; Senior Managing Director - Retirement Services of NYLIFE Distributors LLC; Senior Vice President of New York Life Insurance Company

Allan Dowiak	Senior Managing Director	None
Tony H. Elavia	Senior Managing Director	Executive Vice President of New York Life Trust Company; Senior Vice President of New York Life Insurance and Annuity Corporation; Manager and Chief Executive Officer of Madison Square Investors LLC
Anthony R. Malloy	Senior Managing Director	Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Company; Senior Vice President of NYLIFE Insurance Company of Arizona

Donald A. Salama	Senior Managing Director	Senior Managing Director - Retirement Services of NYLIFE Distributors LLC
John E. Schumacher	Senior Managing Director
Manager and Chief Executive Officer of NYLCAP Manager LLC; Principal of New York Life Capital Partners II, L.L.C.; Director of NYLCAP Holdings (Mauritius); Chief Executive Officer of New York Life Capital Partners III Genpar GP, LLC; Principal of New York Life Capital Partners L.L.C.; Chief Executive Officer of NYLIM Mezzanine GenPar GP, LLC; Chief Executive Officer of NYLCAP Mezzanine Partners III GenPar GP, LLC;  Sole Director and Chief Executive Officer of NYLCAP III RBG Corp. and NYLCAP III-A RBG Corp.; Manager of NYLIM-JB Asset Management Co. (Mauritius) LLC and Director of NYLIM- Jacob Ballas Asset Management Co. III (Mauritius) LLC

Richard C. Schwartz	Senior Managing Director	Investment Officer of New York Life Trust Company; Senior Vice President of New York Life Insurance Company
Mark W. Talgo	Senior Managing Director
President and Member of the Investment Committee of NYLIM Fund II GP, LLC; Director and President of NYLIM Real Estate Inc.; Executive Vice President of McMorgan & Company LLC; Senior Vice President of NYLIFE Insurance Company of Arizona; Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Company; Director of NYL Management Limited

Julia A. Warren	Senior Managing Director	Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Co.
Robert DiMella	Senior Managing Director	Senior Managing Director, MacKay Shields LLC
Gary Goodenough	Senior Managing Director	Senior Managing Director, MacKay Shields LLC
John Loffredo	Senior Managing Director	Senior Managing Director, MacKay Shields LLC
Michael P. Maquet	Senior Managing Director	President, Madison Square Investors LLC

James Ramsay	Senior Managing Director	Senior Managing Director, MacKay Shields LLC
John C. Siciliano	Manager, Senior Managing Director and Head of Investment Boutiques
Manager and Senior Managing Director of New York Life Investment Management Holdings LLC; Manager and member of the Audit Committee of NYLIFE Distributors LLC; Manager and Member of the Compensation Committee of Institutional Capital LLC, MacKay Shields LLC, Madison Square Investors LLC, McMorgan & Company LLC and NYLCAP Manager LLC

Sara L. Badler	Senior Managing Director	Senior Managing Director and Chief Compliance Officer of New York Life Investment Management Holdings LLC

MacKay Shields LLC ("MacKay Shields") acts as the subadvisor for certain series of the following open-end registered management investment companies: The MainStay Funds, Eclipse Funds Inc. and MainStay VP Series Fund, Inc.

Certain information on each executive officer of MacKay Shields is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee. The address of MacKay Shields is 9 West 57th Street, New York, NY 10029.

NAME	POSITION(S) WITH MACKAY SHIELDS LLC	OTHER BUSINESS
Osbert M. Hood	Chairman of the Board, Chairman and Chief Executive Officer	None
Lucille Protas	Senior Managing Director, Chief Operating Officer and Treasurer	Executive Vice President of New York Life Trust Company
Gary L. Goodenough	Senior Managing Director	Senior Managing Director, New York Life Investment Management LLC
Ellen Metzger	Senior Managing Director and General Counsel	None
J. Matthew Philo	Senior Managing Director	None
Rupal J. Bhansali	Senior Managing Director	Senior Vice President, NY Life Insurance and Annuity Corporation
Edward Silverstein	Managing Director	None
Rene Bustamante	Managing Director and Chief Compliance Officer	None
Michael Corker	Managing Director and Chief Financial Officer	None
Robert DiMella	Senior Managing Director	None
John Loffredo	Senior Managing Director	None
Maureen M. McFarland	Senior Managing Director	None
James A. Ramsay	Senior Managing Director	Senior Managing Director of New York Life Investment Management LLC
Dan C. Roberts	Senior Managing Director	None
Jae S. Yoon	Senior Managing Director	None
Byron H. Spivack	Managing Director and Deputy General Counsel	None
Louis N. Cohen	Managing Director	None
David Dowden	Managing Director	None
Luann P. Gilhooly	Managing Director	None

Therese M. Hernandez	Managing Director	None
Kirk Hashevaroff	Managing Director	None
Michael J. Kimble	Managing Director	None
Steven H. Rich	Managing Director	None
Virginia E. Rose	Managing Director	None
Michael A. Snyder	Managing Director	None
Gregory M. Spencer	Managing Director	None
Denise M. Spillane	Managing Director	None
Brian Stewart	Managing Director	None
Andrew M. Susser	Managing Director	None
Taylor B. Wagenseil	Managing Director	None
James S. Wolf	Managing Director	None

Madison Square Investors LLC

Madison Square Investors LLC ("Madison Square Investors") acts as the subadvisor for certain series of the following open-end registered management investment companies:  Eclipse Funds, Eclipse Funds Inc., The MainStay Funds and MainStay VP Series Fund, Inc.

Certain information on each executive officer of Madison Square Investors is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee.  The address of Madison Square Investors 1180 Avenue of the Americas, New York, NY 10036.

Name	Position(s) with Madison Square Investors	Other Business

John Y. Kim	Chairman
Manager; President and Chief Executive Officer, New York Life Investment Management LLC; Executive Vice President and Member of the Executive Management Committee, New York Life Insurance Company; Manager, Chief Executive Officer and President, New York Life Investment Management Holdings, LLC; Chairman of the Board, Member of the Audit Committee and Chairman of the Compensation Committee, Madison Capital Funding LLC and McMorgan & Company LLC; Manager, Member of the Audit Committee and Chairman of the Compensation Committee, MacKay Shields LLC; Chairman of the Board, Member of the Audit Committee and Chairman of the  Compensation Committee, NYLCAP Manager LLC, Madison Square Investors LLC and Institutional Capital; Chairman of the Board and Chief Executive Officer, NYLIFE Distributors LLC; Executive Vice President, NYLIFE Insurance Company of Arizona and New York Life Insurance and Annuity Corporatio

John H. Siciliano	Manager
Manager, Senior Managing Director and Head of Investment Boutiques, New York Life Investment Management LLC; Manager of New York Life Investment Management Holdings LLC; Manager and member of the Audit Committee of NYLIFE Distributors Manager and Member of the Compensation Committee of Institutional Capital LLC, MacKay Shields LLC, Madison Square Investors LLC, McMorgan & Company LLC and NYLCAP Manager LLC

Michael E.Sproule	Manager	None
Gary E. Wendlandt	Manager
Chairman; Chairman of the Board; Chairman of the Compensation Committee; Member of the Audit Committee, New York Life Investment Management LLC; Vice Chairman of the Board and Chief Investment Officer of New York Life Insurance Company; Chairman, Chairman of the Board and Chairman of the Compensation Committee of New York Life Investment Management Holdings LLC; Chairman of the Board, Chairman and President and Member of the Executive Committee of NYLIFE LLC; Principal Director and Member of the Audit Committee of Fianzas Monterrey, S.A.; Second Vice Chairman of HSBC New York Life Seguros de Retiro (Argentina) S.A.; Second Vice Chairman of Maxima S.A. AFJP; Vice Chairman in charge of Investment and Finance of New York Life Insurance and Annuity Corporation; Manager, Executive Vice President and Member of the Audit and Compensation Committees, and Chairman of Investment Committee of New York Life International LLC; Manager of NYL Executive Benefits LLC; Principal Director and Member of the Audit Committee of Seguros Monterrey New York Life, S.A. de C.V.; Manager and Member of the Audit Committee and Compensation Committee of Institutional Capital LLC, Madison Capital Funding LLC, MacKay Shields LLC, Madison Square Investors LLC  and McMorgan &Company LLC; Manager and Member  of the Compensation Committee of NYLCAP Manager LLC; Director of Jacob Ballas Capital India Pvt., Ltd.; and Director of NYLINK Insurance Agency Incorporated; Vice Chairman in charge of Investment &Finance, NYLIFE Insurance Company of Arizona; Second Vice Chairman and Second Vice President of HSBC New York Life Seguros de Vida (Argentina) S.A. and HSBC New York Life Seguros de Retivo (Argentina) S.A.

Tony H.Elavia	Chief Executive Officer
Senior Managing Director, New York Life Investment Management LLC; Executive Vice President of New York Life Trust Company; Senior Vice President of New York Life Insurance and Annuity Corporation; Manager and Chief Executive Officer of Madison Square Investors LLC

Michael P. Maquet	President and chief Operating Officer	Senior Managing Director, New York Life Investment Management LLC
Susan L. Evans	Managing Director	None
Harvey J. Fram	Managing Director	None
Harish P. Kumar	Managing Director	None
Francis Ok	Managing Director	None
Luke A. Smith	Managing Director	None
Tara McAleer	Director and Chief Compliance Officer	None
Jennifer Oberschewen	Director and Chief Financial Officer	None

Institutional Capital LLC ("ICAP") acts as the subadvisor for certain series of the following open-end registered management investment companies: The MainStay Funds, ICAP Funds, Inc. and MainStay VP Series Fund, Inc.

Certain information on each executive officer of ICAP is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee. The address of ICAP is 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606.

NAME	POSITION(S) WITH INSTITUTIONAL CAPITAL LLC	OTHER BUSINESS
Jerrold K. Senser	Manager, Chief Executive Officer and Chief Investment Officer	None
Paula L. Rogers	Manager and President	None
Thomas R. Wenzel	Executive Vice President and Director of Research	None
Brian Franc	Executive Vice President and Chief Compliance Officer	None
Robert J. Lukaszewicz	Executive Vice President and Chief Financial Officer	None
Michael F. Citrano	Executive Vice President and Director of MIS	None
Kain D. Cederberg	Executive Vice President and Director of Trading	None
John P. Garrett	Senior Vice President	None
Keith D. Watson	Executive Vice President and Head of Consultant Relationships	None
Scott E. Weisenberger	Executive Vice President and Director of Business Development and Client Services	None
Benjamin H. Bielawski	Senior Vice President	None
Jeffrey A. Miller	Senior Vice President	None
Kathleen C. Pease	Senior Vice President	None
Andrew P. Starr	Senior Vice President	None
Robert D. Stoll	Senior Vice President	None
Matthew T. Swanson	Senior Vice President	None
William Van Tuinen	Senior Vice President	None
Susan F. Lippa	Senior Vice President	None

Winslow Capital Management, Inc. ("WCM") acts as the subadvisor for certain series of the following open-end registered management investment companies: The MainStay Funds and MainStay VP Series Fund, Inc.

Certain information on each executive officer of WCM is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee. The address of WCM is 4720 IDS Tower, 80 South Eighth Street, Minneapolis, Minnesota 55402.

Name	Position(s) with Winslow Capital	Other Business
Jean A. Baillon	Senior Managing Director, Chief Administrative Officer and Chief Financial Officer	None
Clark J. Winslow	CEO, CIO, Portfolio Manager; President of Winslow Family Foundation	None
Justin H. Kelly	Senior Managing Director and Portfolio Manager	None
R. Bart Wear	Senior Managing Director and Portfolio Manager	None

Markston International LLC ("Markston") acts as the subadvisor for certain series of the The MainStay Funds.

Certain information on each executive officer of Markston is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee. The address of Markston is 50 Main Street, White Plains, New York 10606.

NAME	POSITION(S) WITH MARKSTON INTERNATIONAL LLC	OTHER BUSINESS
Michael Mullarkey	Managing Member of LLC and Chief Compliance Officer	None

Christopher Mullarkey	Member of LLC	None

Robert Lob	Member of LLC	None

Epoch Investment Partners, Inc. (“Epoch”) acts as the subadvisor for certain series of the following open-end registered management investment companies: MainStay Funds Trust, Eclipse Funds, Eclipse Funds Inc., MainStay VP Series Fund, Inc. and The MainStay Funds.

Certain information on each executive officer of Epoch is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee. The address of Epoch is 640 Fifth Avenue, 18th Floor, New York, New York 10019.

NAME	POSITION(S) WITH EPOCH / PRINCIPAL OCCUPATION
Adam Borak	Chief Financial Officer
J. Philip Clark	Executive Vice President
David N. Pearl	Executive Vice President
Timothy T. Taussig	President and Chief Operating Officer
William W. Priest	Managing Director, Chief Executive Officer and Chief Investment Officer

ITEM 32. PRINCIPAL UNDERWRITERS

a.   NYLIFE Distributors LLC acts as the principal underwriter for:

Eclipse Funds Inc. (File No. 33-36962)
Eclipse Funds (File No. 33-08865)
ICAP Funds, Inc. (File No. 33-86006)
MainStay VP Series Fund, Inc. (File No. 2-86082)
The MainStay Funds (File No. 33-02610)
MainStay Funds Trust (File No. 333-160918)
NYLIAC Variable Universal Life Separate Account I
NYLIAC Multi-Funded Annuity Separate Account I
NYLIAC Multi-Funded Annuity Separate Account II
NYLIAC Variable Annuity Separate Account I
NYLIAC Variable Annuity Separate Account II
NYLIAC Variable Annuity Separate Account III
NYLIAC Variable Life Insurance Separate Account
NYLIAC Corporate Sponsored Variable Universal Life Separate Account I
NYLIAC Institutionally Owned Life Insurance Separate Account

b.

NAME	POSITION(S) WITH NYLIFE DISTRIBUTORS LLC	OTHER BUSINESS
John Y. Kim	Chairman of the Board and Chief Executive Officer	None
Christopher O. Blunt	Manager and Executive Vice President, Retirement Income Security	None
John A. Cullen	Manager and Chairman of the Audit Committee	None
Stephen P. Fisher	Manager, President and Chief Operating Officer	President
Barry A. Schub	Manager	None
Scott L. Berlin	Executive Vice President, Life Distribution	None
Robert J. Hebron	Executive Vice President, Executive Benefits	None
John R. Meyer	Executive Vice President, Retirement Income Security	None
John Santaguida	Executive Vice President, McMorgan Distribution	None
Jefferson C. Boyce	Senior Managing Director, New York Life Relationship Management	None
Thomas A. Clough	Senior Managing Director, Retirement Services	None
Barbara McInerney	Senior Managing Director, Compliance	None
Donald A. Salama	Senior Managing Director, Retirement Services	None
David L. Bangs	Managing Director, NYLCAP Institutional Sales	None
Michael D. Coffey	Senior Managing Director, Retirement Income Security	None
Philip L. Gazzo	Managing Director, Retirement Income Security	None
Mark A. Gomez	Managing Director and Chief Compliance Officer	None
David G. Bedard	Senior Managing Director and Chief Financial Officer	None
Joseph J. Henehan	Managing Director, Retirement Services	None
Marguerite E. H. Morrison	Managing Director and Secretary	Chief Legal Officer and Secretary
Christopher V. Parisi	Managing Director, Retirement Income Security	None
Amanda Parness	Managing Director, Institutional Sales	None
Steven Sexeny	Managing Director, Madison Square Investors Institutional Products Distribution	None
Stephen Fiacco	Managing Director, Retirement Income Security	None
John C. Siciliano	Manager and Member of Audit Committee	None
Rebekah M. Mueller	Managing Director, Retirement Services	None
Penny Nelson	Manager and Managing Director, Operations	None
Mark S. Niziak	Managing Director, Retirement Services	None

c.   Inapplicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, the Manager and NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany, NJ 07054.  Records relating to the Registrant's transfer agent are maintained by NYLIM Service Company LLC, 169 Lackawanna Avenue, Parsippany, NJ 07054. Records relating to the Registrant's custodian are maintained by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111-2900.

ITEM 34. MANAGEMENT SERVICES.

Inapplicable.

ITEM 35. UNDERTAKINGS.

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany in the State of New Jersey, on the 26th day of January, 2010.

THE MAINSTAY FUNDS

By: /s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on January 26, 2010.

SIGNATURE	TITLE

/s/ Stephen P. Fisher	President and Principal Executive Officer
Stephen P. Fisher

/s/ Susan B. Kerley*	Trustee and Chairman of the Board
Susan B. Kerley

/s/ John Y. Kim*	Trustee
John Y. Kim

/s/ Alan R. Latshaw*	Trustee
Alan R. Latshaw

/s/ Peter Meenan*	Trustee
Peter Meenan

/s/ Richard H. Nolan, Jr.*	Trustee
Richard H. Nolan, Jr.

/s/ Richard S. Trutanic*	Trustee
Richard S. Trutanic

/s/ Roman L. Weil*	Trustee
Roman L. Weil

/s/ John A. Weisser*	Trustee
John A. Weisser

/s/ Jack R. Benintende	Treasurer and Principal Financial
Jack R. Benintende	and Accounting Officer

*By: /s/ Marguerite E. H. Morrison
Marguerite E. H. Morrison
As Attorney-in-Fact*

*    PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED.